Equity (Details) R$ / shares in Units, R$ in Thousands																															12 Months Ended
	Dec. 31, 2025 BRL (R$) R$ / shares shares	Dec. 29, 2025 BRL (R$) R$ / shares shares	Dec. 24, 2025 BRL (R$)	Nov. 26, 2025 BRL (R$)	Nov. 25, 2025 BRL (R$) R$ / shares shares	Sep. 26, 2025 BRL (R$) shares	Sep. 25, 2025 BRL (R$) R$ / shares shares	Sep. 23, 2025 BRL (R$)	Jul. 23, 2025 BRL (R$) R$ / shares shares	Jul. 21, 2025 BRL (R$)	Jun. 19, 2025 R$ / shares shares	May 29, 2025 BRL (R$) shares	May 28, 2025 BRL (R$) R$ / shares shares	May 27, 2025 BRL (R$)	Apr. 30, 2025 BRL (R$) R$ / shares shares	Apr. 29, 2025 BRL (R$)	Apr. 28, 2025 BRL (R$)	Mar. 27, 2025 BRL (R$) shares	Mar. 26, 2025 BRL (R$) R$ / shares shares	Mar. 25, 2025 BRL (R$)	Feb. 27, 2025 BRL (R$) R$ / shares shares	Feb. 26, 2025 BRL (R$)	Dec. 23, 2024 BRL (R$) R$ / shares shares	Sep. 19, 2024 BRL (R$) R$ / shares shares	Sep. 12, 2024 R$ / shares shares	Sep. 06, 2024 BRL (R$)	Jul. 11, 2024 BRL (R$)	Jun. 28, 2024 BRL (R$) R$ / shares shares	Mar. 14, 2024 BRL (R$)	Dec. 30, 2023 shares	Dec. 31, 2025 BRL (R$) R$ / shares shares	Dec. 31, 2024 BRL (R$) shares	Dec. 31, 2023 BRL (R$)	Dec. 29, 2023	Dec. 27, 2023 € / shares shares
Issuance of shares (in Shares)	200																														200	200			100
Par value | (per share)	R$ 0.005	R$ 1			R$ 1		R$ 1		R$ 1		R$ 0.005		R$ 1		R$ 1				R$ 1		R$ 1		R$ 1								R$ 0.005				€ 0.01
Issued shares, percentage																														100.00%
Common shares, percentage																														99.615%
Rights, preferences and restrictions attaching to class of share capital																														0.385%
Number of shares reserved for issue under options and contracts for sale of shares (in Shares)																														9
Amount invested | R$		R$ 1,800	R$ 20,000	R$ 360,000	R$ 360,000	R$ 150,000	R$ 150,394	R$ 149,358	R$ 107,906	R$ 108,442		R$ 49,973	R$ 50,164	R$ 49,989	R$ 121,154	R$ 122,073	R$ 125,524	R$ 50,000	R$ 50,775	R$ 50,290	R$ 321,750	R$ 319,901	R$ 101,268			R$ 2,451	R$ 1,309		R$ 1,304,767		R$ 1,183,371
Percentage of holdings (in Brazil Real per share) | R$ / shares	R$ 100										R$ 9.5
Transfer of share (in Shares)											1
Voting rights per share	1
Share-based payment expense | R$																															205,640
Capital reserve | R$	R$ 131,325																														R$ 131,325
Class A Common Shares [Member]
Issued shares, percentage																														100.00%
Common shares, percentage																														99.615%
Class B Common Shares [Member]
Issued shares, percentage																														100.00%
Top of Range [Member]
Par value | R$ / shares																									R$ 0.01
Stock split (in Shares)	200																								2
Bottom of Range [Member]
Par value | R$ / shares																									R$ 0.005
Stock split (in Shares)	1																								1
Stichting JAB [Member]
Issuance of shares (in Shares)	8																														8	8
Issued shares, percentage																																		4.00%
Stichting ACC Family [Member]
Issuance of shares (in Shares)	6																														6	6
Issued shares, percentage																																		3.00%
Stichting AGR [Member]
Issuance of shares (in Shares)	2																														2	2
Issued shares, percentage																																		1.00%
Stichting ECS [Member]
Issuance of shares (in Shares)	2																														2	2
Issued shares, percentage																																		1.00%
PicS Holding [Member]
Issuance of shares (in Shares)									108,317,593												321,489,832		101,796,000
Amount invested | R$									R$ 108,317						R$ 121,616						R$ 321,490		R$ 101,796
Percentage of holdings (in Brazil Real per share) | R$ / shares	R$ 4
PicPay Bank [Member]
Issuance of shares (in Shares)															49,627,302
Amount invested | R$																							R$ 100,000
Mr. Albino Andrade De Pinho [Member]
Percentage of holdings (in Brazil Real per share) | R$ / shares											R$ 0.5
Equity-Settled Awards [Member]
Share-based payment expense | R$																															R$ 131,325
Cash-Settled Awards [Member]
Share-based payment expense | R$																															R$ 74,314
Sale and Purchase Agreement [Member]
Issuance of shares (in Shares)	1																														1
Share Capital [Member]
Issuance of shares (in Shares)		1,800,000			360,000,000	60,880,607	150,000,000		46,423,381		1	21,777,231	50,163,586		121,616,277			31,643,364	50,774,637		88,121,683		27,943,204
Non-Controlling Interest [Member]
Issuance of shares (in Shares)																								37,692,578				32,046,456
Par value | R$ / shares																								R$ 1				R$ 1
Amount invested | R$																								R$ 130,000				R$ 100,000
Vesting period																															5 years
Non-Controlling Interest [Member] | PicS Holding [Member]
Issuance of shares (in Shares)																								130,000,000				100,000,000